Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
The following table presents net loss per share and related information:

	Years Ended December 31,
	2019	2018	2017
	(in thousands, except for per share data)
Basic and diluted:
Net loss	$(210,935)	$(138,139)	$(138,187)
Weighted average common shares outstanding	194,378,154	193,663,150	193,663,150
Basic and diluted net loss per share	$(1.09)	$(0.71)	$(0.71)